CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Current assets:
Cash and cash equivalents	$ 123.5	$ 163.8
Accounts receivable-trade, less allowance for doubtful accounts ($12.9 at January 31, 2020 and $3.1 at January 31, 2019)	79.2	119.6
Inventories, net	12.0	15.4
Other current assets	13.8	9.5
Total current assets	228.5	308.3
Property and equipment, net of accumulated depreciation ($206.0 at January 31, 2020 and $152.7 at January 31, 2019)	306.8	271.9
Goodwill	28.3	43.2
Identifiable intangible assets, net	45.8	30.3
Other assets	14.0	19.1
Total assets	623.4	672.8
Current liabilities:
Accounts payable	31.4	47.3
Accrued interest	7.2	7.2
Accrued liabilities	26.2	30.7
Total current liabilities	64.8	85.2
Long-term debt	243.0	242.2
Other non-current liabilities	3.4	4.7
Commitments, contingencies and off-balance sheet arrangements (Note 8)
Parent company equity:
Common stock, $0.01 par value; 110.0 million shares authorized; 25.0 million shares issued as of January 31, 2020 and 22.6 shares issued as of January 31, 2019	0.2	0.2
Additional paid-in capital	416.5	345.0
Treasury stock: 0.3 shares as of January 31, 2020 and 0 shares as of January 31, 2019	(3.6)
Accumulated deficit	(100.9)	(4.5)
Total stockholders' equity	312.2	340.7
Total liabilities and equity	$ 623.4	$ 672.8